Capital adequacy	12 Months Ended
Dec. 31, 2022
Capital adequacy
38 Capital adequacy
The Group is subject to the Basel framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically important banks, which include capital, liquidity, leverage and large exposure requirements and rules for emergency plans designed to maintain systemically relevant functions in the event of threatened insolvency. The legislation implementing the Basel framework in Switzerland in respect of capital requirements for systemically important banks, including Credit Suisse, goes beyond the Basel minimum standards for systemically important banks. The Group, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
Under the Capital Adequacy Ordinance, Swiss banks classified as systemically important banks operating internationally, such as Credit Suisse, are subject to two different minimum requirements for loss-absorbing capacity: such banks must hold sufficient capital that absorbs losses to ensure continuity of service (going concern requirement), and they must issue sufficient debt instruments to fund an orderly resolution without recourse to public resources (gone concern requirement). Going concern capital and gone concern capital together form the Group’s total loss-absorbing capacity (TLAC). The going concern and gone concern requirements are generally aligned with the Financial Stability Board’s total loss-absorbing capacity standard. Under the Capital Adequacy Ordinance’s grandfathering provisions, additional tier 1 capital instruments with a low trigger qualify as going concern capital until their first call date. Additionally, there are FINMA decrees that apply to Credit Suisse as a systemically important bank operating internationally, including capital adequacy requirements as well as liquidity and risk diversification requirements. Banks that do not maintain the minimum requirements may be limited in their ability to pay dividends and make discretionary bonus payments and other earnings distributions.
The Group’s balance sheet positions and off-balance sheet exposures translate into risk-weighted assets, which are categorized as credit, market and operational risk-weighted assets. When assessing risk-weighted assets, it is not the nominal size, but rather the nature (including risk mitigation such as collateral or hedges) of the balance sheet positions or off-balance sheet exposures that determines the risk-weighted assets.
Leverage exposure consists of period-end balance sheet assets and prescribed regulatory adjustments, such as derivative financial instruments, securities financing transactions and off-balance sheet exposures.
Capital ratios measure the Group’s capital components against risk-weighted assets and leverage ratios measure them against the end-of-period leverage exposure.
As of December 31, 2022 and 2021, the Group’s capital position exceeded its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Broker-dealer operations
Certain of the Group’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2022 and 2021, the Group and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits or distributable reserves. For holding companies, legal reserves may be distributed if they exceed, after deduction of any accumulated losses, treasury shares and reserves for own shares held by subsidiaries, 20% of the share capital registered in the commercial register. Furthermore, dividends may be paid out only after shareholder approval.
As of December 31, 2022 and 2021, Credit Suisse Group AG was not subject to restrictions on its ability to pay the proposed dividends.
Swiss metrics
end of	2022		2021
Swiss capital (CHF million)
Swiss CET1 capital	35,290		38,529
Going concern capital	50,026		54,372
Gone concern capital	49,117		46,648	[1]
Total loss-absorbing capacity (TLAC)	99,143		101,020
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	250,963		268,418
Leverage exposure	650,551		889,137
Swiss capital ratios (%)
Swiss CET1 ratio	14.1		14.4
Going concern capital ratio	19.9		20.3
Gone concern capital ratio	19.6		17.4
TLAC ratio	39.5		37.6
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	5.4		4.3
Going concern leverage ratio	7.7		6.1
Gone concern leverage ratio	7.6		5.2
TLAC leverage ratio	15.2		11.4
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.28		10.0
Going concern capital ratio requirement	13.58	[2]	14.3
Gone concern capital ratio requirement	13.58		14.3
TLAC ratio requirement	27.16		28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.25		3.5
Going concern leverage ratio requirement	4.75	[2]	5.0
Gone concern leverage ratio requirement	4.75		5.0
TLAC leverage ratio requirement	9.5		10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components were subject to phase out and are no longer eligible as of January 1, 2022. As of 2021, gone concern capital was CHF 46,897 million, including CHF 249 million of such instruments.

2
The total requirement excluded the FINMA Pillar 2 capital add-on of CHF 1,850 million relating to the supply chain finance funds matter. This Pillar 2 capital add-on equated to an additional Swiss CET1 capital ratio requirement of 74 basis points and an additional Swiss CET1 leverage ratio requirement of 28 basis points.

Bank
Capital adequacy
37 Capital adequacy
The Bank is subject to the Basel framework, as implemented in Switzerland, as well as Swiss legislation and regulations for systemically important banks. The Bank, which is subject to regulation by FINMA, has based its capital adequacy calculations on US GAAP financial statements, as permitted by FINMA Circular 2013/1.
> Refer to “Note 38 – Capital adequacy” in VI – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2022 and 2021, the Bank’s capital position exceeded its capital requirements under the regulatory provisions outlined under Swiss Requirements.
Broker-dealer operations
Certain of the Bank’s broker-dealer subsidiaries are also subject to capital adequacy requirements. As of December 31, 2022 and 2021, the Bank and its subsidiaries complied with all applicable regulatory capital adequacy requirements.
Dividend restrictions
Certain of the Bank’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations).
As of December 31, 2022 and 2021, Credit Suisse AG was not subject to restrictions on its ability to pay the proposed dividends.
Swiss metrics
end of	2022		2021
Swiss capital (CHF million)
Swiss CET1 capital	40,987		44,185
Going concern capital	54,843		59,110
Gone concern capital	42,930		41,316	[1]
Total loss-absorbing capacity (TLAC)	97,773		100,426
Swiss risk-weighted assets and leverage exposure (CHF million)
Swiss risk-weighted assets	249,953		267,558
Leverage exposure	653,551		895,810
Swiss capital ratios (%)
Swiss CET1 ratio	16.4		16.5
Going concern capital ratio	21.9		22.1
Gone concern capital ratio	17.2		15.4
TLAC ratio	39.1		37.5
Swiss leverage ratios (%)
Swiss CET1 leverage ratio	6.3		4.9
Going concern leverage ratio	8.4		6.6
Gone concern leverage ratio	6.6		4.6
TLAC leverage ratio	15.0		11.2
Swiss capital ratio requirements (%)
Swiss CET1 ratio requirement	9.28		10.0
Going concern capital ratio requirement	13.58	[2]	14.3
Gone concern capital ratio requirement	13.58		14.3
TLAC ratio requirement	27.16		28.6
Swiss leverage ratio requirements (%)
Swiss CET1 leverage ratio requirement	3.25		3.5
Going concern leverage ratio requirement	4.75	[2]	5.0
Gone concern leverage ratio requirement	4.75		5.0
TLAC leverage ratio requirement	9.5		10.0
1
Amounts are shown on a look-through basis. Certain tier 2 instruments and their related tier 2 amortization components were subject to phase out and are no longer eligible as of January 1, 2022. As of 2021, gone concern capital was CHF 41,565 million, including CHF 249 million of such instruments.

2
The total requirement excluded the FINMA Pillar 2 capital add-on of CHF 1,850 million relating to the supply chain finance funds matter. This Pillar 2 capital add-on equated to an additional Swiss CET1 capital ratio requirement of 74 basis points and an additional Swiss CET1 leverage ratio requirement of 28 basis points.